UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          14 November 2005
--------------------           ------------          --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       29
                                           ---------------------
Form 13F Information Table Value Total:                9,484,022
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 09/30/05

                                     TITLE                   VALUE     SHARES/   SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER              OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------        --------      -----     --------  ---------  --- ---- -------  --------  ------  -------- ------
AMAZON.COM INC                    COMMON STOCK   023135106    450005    9933890  SH       SOLE                9933890
AMERICAN EXPRESS COMPANY          COMMON STOCK   025816109    714259   12434870  SH       SOLE               12434870
AMGEN CORP                        COMMON STOCK   031162100    656928    8245615  SH       SOLE                8245615
APPLE COMPUTER INC                COMMON STOCK   037833100    349553    6520289  SH       SOLE                6520289
AUTOMATIC DATA PROCESSING INC     COMMON STOCK   053015103     40570     942615  SH       SOLE                 942615
DELL INC                          COMMON STOCK   24702R101    532492   15569936  SH       SOLE               15569936
ELECTRONIC ARTS                   COMMON STOCK   285512109    349676    6146524  SH       SOLE                6146524
GENERAL ELECTRIC CO               COMMON STOCK   369604103    539111   16011616  SH       SOLE               16011616
HOME DEPOT INC                    COMMON STOCK   437076102    530644   13913061  SH       SOLE               13913061
HSBC HOLDINGS PLC                 COMMON STOCK   404280406      9740     119909  SH       SOLE                 119909
INFOSYS TECHNOLOGIES LTD          COMMON STOCK   456788108      7933     106800  SH       SOLE                 106800
JOHNSON & JOHNSON                 COMMON STOCK   478160104     75093    1186672  SH       SOLE                1186672
KELLOGG CO                        COMMON STOCK   487836108    543835   11789183  SH       SOLE               11789183
MARRIOTT INTERNATIONAL INC NEW    COMMON STOCK   571903202    500675    7947224  SH       SOLE                7947224
MEDTRONIC INC                     COMMON STOCK   585055106     27284     508836  SH       SOLE                 508836
MICROSOFT CORP                    COMMON STOCK   594918104    496835   19309544  SH       SOLE               19309544
NORTHERN TRUST CORP               COMMON STOCK   665859104     21177     418933  SH       SOLE                 418933
PEPSICO INC                       COMMON STOCK   713448108    464447    8189856  SH       SOLE                8189856
PROCTER & GAMBLE CO               COMMON STOCK   742718109    575388    9676894  SH       SOLE                9676894
QUALCOMM INC                      COMMON STOCK   747525103    629697   14071441  SH       SOLE               14071441
CHARLES SCHWAB CORP NEW           COMMON STOCK   808513105    485406   33638674  SH       SOLE               33638674
STARBUCKS CORP                    COMMON STOCK   855244109      2332      46551  SH       SOLE                  46551
SYSCO CORP                        COMMON STOCK   871829107     47817    1524287  SH       SOLE                1524287
TARGET CORP                       COMMON STOCK   87612E106    655872   12629934  SH       SOLE               12629934
TIME WARNER INC                   COMMON STOCK   887317105    299339   16528930  SH       SOLE               16528930
WALGREEN CO                       COMMON STOCK   931422109    111030    2555343  SH       SOLE                2555343
WHOLE FOODS MARKET INC            COMMON STOCK   966837106     65658     488348  SH       SOLE                 488348
WILLIAMS SONOMA INC               COMMON STOCK   969904101    264730    6903010  SH       SOLE                6903010
WM WRIGLEY JR CO                  COMMON STOCK   982526105     36495     507727  SH       SOLE                 507727

                                                             9484022                      No. of Other     0